OPERATING SEGMENTS	12 Months Ended
May 31, 2025
Disclosure of operating segments [abstract]
OPERATING SEGMENTS [Text Block]

20. OPERATING SEGMENTS

Reportable Segments

The business is in early stage focusing on developing environmentally responsible technology for converting end-of-life plastics and tire rubber to specialty chemicals and fuels that replace petroleum, upgrading of heavy crude oils and the transformation of renewable oils into renewable fuels and specialty chemicals. For management purposes, the Company activities are managed and monitored by senior management as one operating segment. These consolidated financial statements are the same financial statements that management uses to monitor the performance of the Company and for the allocation of resources.

Entity Wide Disclosures

As at May 31, 2025, the Company's operations and assets were in Canada and the Netherlands.

As at May 31, 2025, geographic information was as follows:

	Canada	Netherlands
Assets	12,810,611	23,809
Loss and comprehensive loss	(11,885,110)	(260,680)

As at May 31, 2024, geographic information was as follows:

	Canada	Netherlands
Assets	6,949,603	7,148
Loss and comprehensive loss	(7,246,353)	(190,508)

As an early-stage development company, the Company was not yet generating sustainable revenues from its development activities. The revenues of $231,212 for the year ended May 31, 2025 related to revenue earned following the completion of services pursuant to the technical evaluation and collaboration agreements for execution of a proof of concept and evaluation of the Company's HPU and HBU technology (2024: $337,516) (Note 13).